Collateralized transactions	12 Months Ended
Mar. 31, 2023
Collateralized Transactions
Collateralized transactions
5. Collateralized transactions:
Nomura enters into collateralized transactions, including reverse repurchase agreements, repurchase agreements, securities borrowing transactions, securities lending transactions, other secured borrowings and similar transactions mainly to meet clients’ financing needs, finance trading inventory positions and obtain securities for settlement.
Reverse repurchase agreements, repurchase agreements, securities borrowing transactions and securities lending transactions are typically documented under industry standard master netting agreements which mitigate Nomura’s credit exposure to counterparties. For certain centrally-cleared reverse repurchase and repurchase agreements, the clearing or membership agreements entered into by Nomura provide similar rights to Nomura in the event of default of the relevant central clearing counterparty. Nomura generally seeks to obtain an external legal opinion in order to ascertain the enforceability of such close-out
and offsetting rights within these agreements.
Nomura may enter into reverse repurchase agreements, repurchase agreements, securities borrowing and securities lending transactions with certain types of counterparty and in certain jurisdictions which are not documented under a master netting agreement. Even when these transactions are documented under such master netting agreements, Nomura may not have obtained, or may not be able to obtain, evidence to determine with sufficient certainty that the close-out
and offsetting rights in the agreements are legally enforceable. This may be the case where relevant local laws explicitly prohibit such close-out
and offsetting rights, or where local laws are complex, ambiguous or silent on the enforceability of such rights. This may include reverse repurchase agreements, repurchase agreements, securities borrowing and securities lending transactions executed with certain foreign governments, agencies, municipalities, central clearing counterparties, agent banks and pension funds.
Nomura considers the enforceability of a master netting agreement in determining how credit risk arising from transactions with a specific counterparty is hedged, how counterparty credit exposures are calculated and applied to credit limits and the extent and nature of collateral requirements from the counterparty.
In all of these transactions, Nomura either receives or provides collateral, including Japanese and non-Japanese
government, agency, mortgage-backed, bank and corporate debt securities and equities. In most cases, the party receiving the collateral is free to sell or repledge the securities received through repurchase agreements, securities lending transactions or to cover short positions. In repurchase and reverse repurchase agreements, the value of collateral typically exceeds the amount of cash transferred, where collateral is generally in the form of securities. Securities borrowing transactions generally require Nomura to provide the counterparty with collateral in the form of cash or other securities. For securities lending transactions, Nomura generally receives collateral in the form of cash or other securities. Nomura monitors the market value of the securities either received from or provided to the counterparty. Additional cash or securities are exchanged as necessary, to ensure that such transactions are adequately collateralized throughout the life of the transactions.

Offsetting of certain collateralized transactions
Reverse repurchase agreements and repurchase agreements, securities borrowing and lending transactions with the same counterparty documented under a master netting agreement are offset in the consolidated balance sheets where specific criteria as defined by ASC
210-20
are met. These criteria include requirements around maturity of transactions, underlying systems on which collateral is settled, associated banking arrangements and legal enforceability of close-out
and offsetting rights under relevant master netting agreements.
The following tables present information about offsetting of these transactions in the consolidated balance sheets as of March 31, 2022 and 2023, together with the extent to which master netting agreements entered into with counterparties and central clearing parties permit additional offsetting in the event of counterparty default. Transactions which are not documented under a master netting agreement or are documented under a master netting agreement for which Nomura does not have sufficient evidence of enforceability are not offset in the following tables.

	Billions of yen
	March 31, 2022
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance (1)	¥31,365	¥4,994	¥32,061	¥1,734
Less: Amounts offset in the consolidated balance sheets (2)	(19,486)	—	(19,486)	—

Total net amounts of reported on the face of the consolidated balance sheets (3)	¥11,879	¥4,994	¥12,575	¥1,734

Less: Additional amounts not offset in the consolidated balance sheets (4)
Financial instruments and non-cash collateral	(9,370)	(3,372)	(9,114)	(1,524)
Cash collateral	(8)	—	(12)	—

Net amount	¥2,501	¥1,622	¥3,449	¥210

	Billions of yen
	March 31, 2023
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance (1)	¥35,030	¥4,280	¥35,414	¥1,825
Less: Amounts offset in the consolidated balance sheets (2)	(21,196)	—	(21,196)	—

Total net amounts of reported on the face of the consolidated balance sheets (3)	¥13,834	¥4,280	¥14,218	¥1,825

Less: Additional amounts not offset in the consolidated balance sheets (4)
Financial instruments and non-cash collateral	(11,938)	(2,690)	(11,550)	(1,617)
Cash collateral	(14)	—	(1)	—

Net amount	¥1,882	¥1,590	¥2,667	¥208

(1)
Include all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2022, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥793 billion and ¥2,453 billion, respectively. As of March 31, 2022, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,511 billion and ¥158 billion, respectively. As of March 31, 2023, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥883 billion and ¥2,394 billion, respectively. As of March 31, 2023, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,449 billion and ¥137 billion, respectively.

(2)
Represent amounts offset through counterparty netting under master netting or similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC
210-20.
Amounts offset include transactions carried at fair value through election of the fair value option.

(3)
Reverse repurchase agreements and securities borrowing transactions are reported within
Collateralized agreements
—
Securities purchased under agreements to resell
and
Collateralized agreements
—
Securities borrowed
in the consolidated balance sheets, respectively. Repurchase agreements and securities lending transactions are reported within
Collateralized financing
—
Securities sold under agreements to repurchase
and
Collateralized financing
—
Securities loaned
in the consolidated balance sheets, respectively. Amounts reported under securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within
Other liabilities
in the consolidated balance sheets.

(4)
Represent amounts which are not permitted to be offset on the face of the balance sheet in accordance with ASC
210-20
but which provide Nomura with the right of offset in the event of counterparty default. Amounts relating to agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded.

For information on offsetting of derivatives, see Note 3 “
Derivative instruments and hedging activities
”.

Maturity analysis of repurchase agreements and securities lending transactions
The following table presents an analysis of the total carrying value of liabilities recognized in the consolidated balance sheets for repurchase agreements and securities lending transactions by remaining contractual maturity of the agreement as of March 31, 2022 and 2023. Amounts reported are shown prior to counterparty netting in accordance with ASC
210-20.

	Billions of yen
	March 31, 2022
	Overnight and open (1)	Up to 30 days	30 - 90 days	90 days - 1 year	Greater than 1 year	Total
Repurchase agreements	¥12,266	¥15,454	¥2,220	¥1,611	¥510	¥32,061
Securities lending transactions	992	242	200	277	23	1,734

Total gross recognized liabilities (2)	¥13,258	¥15,696	¥2,420	¥1,888	¥533	¥33,795

	Billions of yen
	March 31, 2023
	Overnight and open (1)	Up to 30 days	30 - 90 days	90 days - 1 year	Greater than 1 year	Total
Repurchase agreements	¥14,017	¥16,597	¥2,663	¥1,357	¥780	¥35,414
Securities lending transactions	1,002	243	55	498	27	1,825

Total gross recognized liabilities (2)	¥15,019	¥16,840	¥2,718	¥1,855	¥807	¥37,239

(1)	Open transactions do not have an explicit contractual maturity date and are terminable on demand by Nomura or the counterparty.
(2)
Repurchase agreements and securities lending transactions are reported within
Collateralized financing
—
Securities sold under agreements to repurchase
and
Collateralized financing
—
Securities loaned
in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within
Other liabilities
in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Securities transferred in repurchase agreements and securities lending transactions
The following table presents an analysis of the total carrying value of liabilities recognized in the consolidated balance sheets for repurchase agreements and securities lending transactions by class of securities transferred by Nomura to counterparties as of March 31, 2022 and 2023. Amounts reported are shown prior to counterparty netting in accordance with ASC
210-20.

	Billions of yen
	March 31, 2022
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥384	¥1,508	¥1,892
Japanese government, agency and municipal securities	879	1	880
Foreign government, agency and municipal securities	26,436	17	26,453
Bank and corporate debt securities	2,322	175	2,497
Commercial mortgage-backed securities (“CMBS”)	1	—	1
Residential mortgage-backed securities (“RMBS”) (1)	1,846	—	1,846
Collateralized debt obligations (“CDOs”) and other	157	—	157
Investment trust funds and other	36	33	69

Total gross recognized liabilities (2)	¥32,061	¥1,734	¥33,795

	Billions of yen
	March 31, 2023
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥251	¥1,598	¥1,849
Japanese government, agency and municipal securities	1,651	0	1,651
Foreign government, agency and municipal securities	28,039	74	28,113
Bank and corporate debt securities	2,639	128	2,767
Commercial mortgage-backed securities (“CMBS”)	—	—	—
Residential mortgage-backed securities (“RMBS”) (1)	2,657	—	2,657
Collateralized debt obligations (“CDOs”) and other	168	—	168
Investment trust funds and other	9	25	34

Total gross recognized liabilities (2)	¥35,414	¥1,825	¥37,239

(1)
Includes ¥1,404 billion of U.S. government sponsored agency mortgage pass through securities and collateralized mortgage obligations as of March 31, 2022. Includes ¥2,080 billion of U.S. government sponsored agency mortgage pass through securities and collateralized mortgage obligations as of March 31, 2023.

(2)
Repurchase agreements and securities lending transactions are reported within
Collateralized financing
—
Securities sold under agreements to repurchase
and
Collateralized financing
—
Securities loaned
in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within
Other liabilities
in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Collateral received by Nomura
The following table presents the fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral, which Nomura is permitted to sell or repledge, and the portion that has been sold or repledged as of March 31, 2022 and 2023.

	Billions of yen
	March 31
	2022	2023
The fair value of securities accepted as collateral, primarily through securities borrowed or purchased under agreement to resell	¥48,234	¥53,857
The portion of the above that has been sold (as reported within Trading liabilities in the consolidated balance sheets) or repledged	36,146	38,417
Collateral is generally used for repurchased agreements and other securities financing agreements, to cover short sales and to collateralize derivatives.
Assets pledged by Nomura
Nomura pledges owned securities and other financial assets to collateralize repurchase transactions, other secured financings and derivative transactions. Pledged securities that can be sold or repledged by the transferee, including Gensaki Repo transactions, are reported in parentheses as
Assets pledged
within
Trading assets
,
Non-trading
debt securities, Investments in equity securities
and
Investments in and advances to affiliated companies
in the consolidated balance sheets.
The following table presents the carrying amounts of financial assets recognized in the consolidated balance sheets which have been pledged as collateral, primarily to stock exchanges and clearing organizations, the secured party does not have the right to sell or repledge them by type of asset as of March 31, 2022 and 2023.

	Millions of yen
	March 31
	2022	2023
Trading assets:
Equities and convertible securities	¥368,235	¥194,486
Government and government agency securities	1,178,011	1,017,843
Bank and corporate debt securities	27,899	55,532
Residential mortgage-backed securities (“RMBS”)	868,183	2,527,124
Collateralized debt obligations (“CDOs”) and other (1)	9,548	12,383
Investment trust funds and other	36,661	10,411

	¥2,488,537	¥3,817,779

Non-trading debt securities (2)	163,445	106,319
Investments in and advances to affiliated companies (3)	¥12,832	¥14,023

(1)	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.
(2)	Non-trading debt securities are primarily Japanese municipal securities issued by prefectures or ordinance-designated city .
(3)	Investments in and advances to affiliated companies comprise shares in Nomura Research Institute, Ltd.

The following table presents the carrying amount of financial and non-financial
assets recognized in the consolidated balance sheets, other than those disclosed above, which are subject to lien as of March 31, 2022 and 2023.

	Millions of yen
	March 31
	2022	2023
Loans and receivables	¥235,875	¥354,508
Trading assets and private equity and debt investments	1,416,279	1,397,669
Office buildings, land, equipment and facilities	4,841	3,323
Non-trading debt securities	2,827	107,852
Investments in and advances to affiliated companies	3	3
Other	497	773

	¥1,660,322	¥1,864,128

Assets in the above table were primarily pledged for secured borrowings, including other secured borrowings, collateralized borrowings of consolidated VIEs, trading balances of secured borrowings, and derivative transactions. See Note 1
0
 “
Borrowings
” for further information regarding
trading balances of secured borrowings
.